Statements of Cash Flows - CAD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026
Operating activities
Net income (loss) for the period	$ 1,825,720	$ (379,029)
Adjustments for:
Amortization of right-of-use asset	7,114	5,044
Equity-settled share-based compensation	61,567	62,265
Interest expense - director's loans	24,932	0
Office lease accretion per IFRS 16	3,152	730
Office base rent recorded as lease reduction per IFRS 16	(10,549)	(7,041)
Transaction cost - director's loan	0	12,418
Changes in non-cash working capital items
Amounts receivable and other assets	(49,250)	(192,167)
Accounts payable and accrued liabilities	357,986	1,593,720
Advanced contributions received	922,236	1,639,235
Due to related parties	(104,663)	75,204
Net cash provided by operating activities	3,038,245	2,810,379
Financing activities
Proceeds from option exercise	50,600	16,667
Net cash provided by financing activities	50,600	16,667
Net increase in cash for the period	3,088,845	2,827,046
Cash, beginning balance	1,414,013	1,211,297	$ 1,211,297
Cash, Ending balance	$ 4,502,858	$ 4,038,343	$ 1,414,013